Property and equipment, Net (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 9,172	$ 1,579